Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Schedule of Ownership Structure
Name of Major Subsidiaries, Variable Interest Entities and Affiliate	Date of incorporation	Percentage of ownership
Subsidiaries
Ku6 (Beijing) Technology Co., Ltd. (“Beijing Technology”)	March 5, 2007	100%
Wei Mo San Yi (Tianjin) Science and Technology Co., Ltd. (“Tianjin Technology”)	December 23, 2008	100%
Kusheng (Tianjin) Technology Co., Ltd. (“Kusheng”)	August 26, 2011	100%
Variable Interest Entities
Ku6 (Beijing) Information Technology Co., Ltd. (“Ku6 Beijing Information”)	April 20, 2006	N/A
Tianjin Ku6 Zheng Yuan Information Technology Co., Ltd. (“Tianjin Information”)	March 20, 2009	N/A
Tianjin Ku6 Network Communication Technology Co., Ltd. (“Ku6 Network”)	December 14, 2011	N/A
Beijing Ku6 Culture Media Co., Ltd. (“Ku6 Culture”)	June 22, 2010	N/A
Affiliates
Shanghai Yisheng Network Technology Co., Ltd. (“Yisheng”)	November 22, 2007	20%